Stock-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		25 Months Ended	34 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		1 Months Ended	12 Months Ended
	Dec. 22, 2012	Oct. 04, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Employee stock options [Member]	Dec. 31, 2011 Employee stock options [Member]	Sep. 30, 2012 Restricted stock [Member] Employees	Dec. 31, 2012 Restricted stock [Member] Minimum [Member]	Dec. 31, 2012 Restricted stock [Member] Maximum [Member]	Sep. 30, 2013 2010 Equity Incentive Plan [Member]	Dec. 31, 2012 2010 Equity Incentive Plan [Member]	Dec. 31, 2010 2010 Equity Incentive Plan [Member]	Dec. 31, 2011 2010 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member]	Dec. 31, 2012 2013 Equity Incentive Plan [Member]	Aug. 31, 2013 Former President [Member]	Dec. 31, 2012 Two Employees [Member]	Dec. 31, 2012 Third Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of common stock with maximum term										10 years	10 years					10 years	10 years		10 years
Total number of shares of common stock that may be issued																	2,166,064
Shares that remained available for future grant																260,816
Number of shares purchase by modification in stock option awards			87,241			588,775	1,040,307								231,445				319,782		269,817
Stock options exercise price			$ 0.40			$ 0.40	$ 0.25								$ 1.39				$ 6.11
Weighted average grant date fair value of options granted	$ 2.59	$ 1.06				$ 0.33	$ 0.15
Stock based compensation, Vesting percentage										25.00%	25.00%
Options exercised				1,135,974		935,348	0								232,715
Number of shares unvested			420,410			420,410		420,410
Liability related to early exercise of stock-based awards			$ 158			$ 158	$ 0	$ 158
Shares repurchased by the Company during the year						0	0
Aggregate intrinsic value						2,160
Proceed from stock options exercised				97	38	266		266	363
Issuance of restricted stock awards to employees, in shares																						58,013	347,238
Stock awards, vesting period													2 years	4 years
Number of employees awarded												2
Restricted stock unvested															275,985	390,209			12,277
Proceed from issuance of restricted stock awards to employees					139	139		139	139
Restricted stock awards vested, aggregate intrinsic value						39
Restricted stock awards expected to vest, aggregate intrinsic value			127			127		127
Restricted stock awards, weighted average contractual term						9 years 8 months 12 days
Fair value of restricted stock awards that vested						6
Unrecognized stock-based compensation expense, options			212	1,575		212		212	1,575
Unrecognized stock-based compensation expense, restricted stock			16	185		16		16	185
Unrecognized stock-based compensation expense, recognition period				1 year 8 months 12 days		1 year 7 months 6 days
Modified stock option awards grant																					2
Forfeiture of option to purchase shares						123,884									15,040						9,228
Change in expiration date																					Jan. 31, 2014
Stock based compensation expected				$ 427	$ 86	$ 106	$ 26	$ 132	$ 559												$ 0
Unvested stock options exercised				402,340